Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Income Taxes [Line Items]
Valuation allowance against deferred tax assets - US	$ 931,000	$ 1,388,000
Change in valuation allowance	457,000
Federal tax credit carryforwards	8,862,000	10,297,000
Number of years carryforward on general business credits	20 years
Carryforward period, AMT credits	Indefinitely
Beginning year for state net operating loss carry forward expiry	2024
State and local tax expense	4,617,000	1,150,000	(51,000)
Unrecognized tax benefits will be settled through federal and state audits or will be recognized as a result of the expiration of statute of limitations	14,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	439,000
Accrued interest on unrecognized tax benefits	338,000	291,000
Federal [Member]
Income Taxes [Line Items]
Federal tax credit carryforwards	8,814,000
General business credits	8,751,000
Alternative minimum tax "AMT" credit carryforwards	63,000
Net operating loss carryforwards	0
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Valuation allowance against deferred tax assets - US	735,000
Net operating loss carryforwards	21,904,000
Dallas Texas [Member]
Income Taxes [Line Items]
State and local tax expense	$ 284,000	$ 246,000	$ 269,000